Financial instruments - Derivative Financial Instruments Designated as Cash Flow Hedge, Effect on Statement of Operations (Detail) (CAD) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Fair Value Disclosures [Abstract]
Effective portion of cash flow hedge, loss	1,043	18,940
Amortization on cash flow hedge	(32)	(30)
Loss (gain) reclassified from AOCI into non-regulated energy sales	5,423	(1,602)
Loss (gain) reclassified from AOCI into non-regulated energy sales	6,434	17,308
Less noncontrolling interest	5,982	(9,064)
Change in fair value of cash flow hedge in other comprehensive income	12,416	8,244